Schedule of Share Capital (Details) - Yerbae Brands Corp [Member] - shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[1]	79,930,385	77,641,561
Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[1]	63,085,228	58,822,126
Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[2]	10,954,307	14,805,080
Share-Based Payment Arrangement, Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[3]	2,163,635	2,141,526
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[4],[5]	2,502,774	938,206
Performance Share Units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fully-diluted share total	[5],[6]	1,224,441	934,623

[1]	The outstanding Common Shares total is inclusive of the 8,000,000 Performance Shares.
[2]	The weighted average strike price of outstanding share purchase warrants is $1.48.
[3]	The weighted average strike price of outstanding stock options is $1.06.
[4]	The RSUs vest after 12 months. 1,611,110 vest in January 2025. The remaining 891,664 vest in April 2025.
[5]	These amounts represent securities convertible into the same number of shares, which are not yet issued
[6]	During the year ended December 31, 2024, the Company granted an aggregate of 1,416,107 PSU’s of which 191,666 were forfeited during the period. 877,775 of the PSUs vest contingent upon and at the time the Company reaches certain net sales and capital raising thresholds for 2024. 346,666 vest contingent upon and at the time of completion of 12 consecutive months of services ending March 2025.